Stockholder's Equity		2 Months Ended
	Jul. 28, 2020	Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Stockholder’s Equity

Note 3: Stockholder’s Equity

The Company’s authorized capital stock consists of 100 shares of common stock, with a par value of $0.0001 per share. On July 27, 2020, the Company issued 100 shares of common stock to the Partnership for aggregate consideration of $0.01.

Note 3: Stockholder’s Equity

The Company’s authorized capital stock consists of 100 shares of common stock, with a par value of $0.0001 per share. On July 27, 2020, the Company issued 100 shares of common stock to the Partnership for aggregate consideration of $0.01.